CONTINGENCIES (Details)	6 Months Ended
	Jun. 30, 2022 USD ($)	Jul. 18, 2022 claim	Jul. 12, 2022 claim	Mar. 31, 2022 USD ($)	Mar. 30, 2022 Companies	Mar. 22, 2022 claim
Porgera
Disclosure of contingent liabilities [line items]
Percent of ownership by other parties in joint ventures	5.00%
Reko Diq Arbitration [Member] | Reko Diq [Member]
Disclosure of contingent liabilities [line items]
Escrow account condition for Antofagasta	$ 900,000,000
Zaldivar Water Claims [Member] | Zaldivar [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	0
Number of other companies with mining operations utilizing shared aquifer water | Companies					2
Legal proceedings contingent liability [member] | Pascua Lama SMA Regulatory Sanctions [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities, number of claims pending leave to proceed | claim			2
Estimated financial effect of contingent liabilities	0
Legal proceedings contingent liability [member] | CANADA | Canadian Class Action [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities, number of claims pending leave to proceed | claim		2				2
Tax contingent liability [member] | Tanzania Concentrate Export Ban and Related Disputes
Disclosure of contingent liabilities [line items]
Subsequent payments to resolve outstanding tax claims				$ 40,000,000
Total amount paid to date to resolve outstanding tax claims	$ 140,000,000